Basis of preparation and accounting policies (Details)	12 Months Ended
	Dec. 31, 2024 $ / ¥	Dec. 31, 2024 $ / ¥ $ / $	Dec. 31, 2024 $ / ¥ $ / ₨	Dec. 31, 2024 $ / ¥ $ / Rp	Dec. 31, 2024 $ / RM $ / ¥	Dec. 31, 2024 $ / ¥ $ / $	Dec. 31, 2024 $ / ¥ $ / $	Dec. 31, 2024 $ / ¥ $ / ฿	Dec. 31, 2024 $ / £ $ / ¥	Dec. 31, 2024 $ / ₫ $ / ¥	Dec. 31, 2023 $ / ¥	Dec. 31, 2023 $ / ¥ $ / $	Dec. 31, 2023 $ / ¥ $ / ₨	Dec. 31, 2023 $ / Rp $ / ¥	Dec. 31, 2023 $ / RM $ / ¥	Dec. 31, 2023 $ / $ $ / ¥	Dec. 31, 2023 $ / ¥ $ / $	Dec. 31, 2023 $ / ¥ $ / ฿	Dec. 31, 2023 $ / ¥ $ / £	Dec. 31, 2023 $ / ₫ $ / ¥	Dec. 31, 2022 $ / ¥	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / ₨	Dec. 31, 2022 $ / Rp	Dec. 31, 2022 $ / RM	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / ฿	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / ₫	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ₨	Dec. 31, 2024 $ / Rp	Dec. 31, 2024 $ / RM	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ฿	Dec. 31, 2024 $ / £	Dec. 31, 2024 $ / ₫	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ₨	Dec. 31, 2023 $ / Rp	Dec. 31, 2023 $ / RM	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ฿	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / ₫
Basis of preparation and accounting policies
Closing rate	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09	7.09											7.77	85.61	16,095	4.47	1.36	32.78	34.24	0.8	25,485	7.81	83.21	15,397	4.6	1.32	30.69	34.37	0.78	24,262
Average rate	7.2	7.8	83.67	15,844.88	4.58	1.34	32.12	35.29	0.78	25,057.63	7.09	7.83	82.6	15,230.82	4.56	1.34	31.17	34.8	0.8	23,835.92	6.73	7.83	78.63	14,852.24	4.4	1.38	29.81	35.06	0.81	23,409.87